Acquisitions and Divestitures	12 Months Ended
Oct. 31, 2022
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Acquisitions and Divestitures
36	Acquisitions and Divestitures
Acquisitions
Scotiabank Chile
In the second quarter, the Bank completed the acquisition of an addition al 16.8% stake in Scotiabank Chile for $1.2
billion from the
non-controlling
interest shareholders, increasing its ownership t
o 99.8%. The purchase consideration was comprised of cash of $650 million and the issuance of 7 million common shares valued at $569 million. The increase in ownership was effective February 27, 2022. This transaction was accounted for as a capital transaction through shareholders’ equity and did not result in a change to the carrying value of the assets and liabilities of the subsidiary or the Bank’s associated goodwill.
As at the date of acquisition, the transaction negatively impacted the Bank’s CET1 ratio by 11 basis points. Scotiabank Chile forms part of the International Banking business segment.
Completed acquisition impacting 2021
Scotiabank Chile
On May 12, 2021, the Bank increased its ownership in Scotiabank Chile through the acquisition of an additional 7.0
% stake from the
non-controlling
interest shareholder for
$481 million, resulting in ownership of 83%
in Scotiabank Chile. This transaction was accounted for as a capital transaction through shareholders’ equity and did not result in a change to the carrying value of the assets and liabilities of the subsidiary or the Bank’s associated goodwill.
The transaction negatively impacted Scotiabank’s CET1 ratio by six basis points. Scotiabank Chile forms part of the International Banking business segment.
Divestitures
Closed divestitures impacting the current fiscal year
Banco del Caribe, C.A (“BDC”) and Inversiones Americana del Caribe (IAC), B.V. (“IAC”), Venezuela
On October 26, 2022, the Bank completed the sale of its 26.8%
interest in BDC and its
 23.4%
interest in IAC subject to customary closing conditions.
The investments held by the Bank in BDC and IAC, were classified as investments in associates. The carrying value of the Bank’s interest in these investments of $73 million was derecognized on the date of close and a net loss of approximately $227 million after
-tax
was recorded in
n
on-interest income-
o
ther and reported in the Other segment.
The net loss includes $
169
million of cumulative foreign currency translation losses that have been reclassified from accumulated other comprehensive income to the Consolidated Statement of Income. The capital impact of these transactions was not significant.
Thanachart Insurance Public Company Limited (“TNI”) and Thanachart Securities Public Company Limited (“TNS”), Thailand
On October 27, 2022, the Bank completed the sale of its interest in TNI and TNS.
The investments held by the Bank in TNI and TNS were classified as investments in associates. The carrying value of the Bank’s interest in these investments of $134 million was derecognized on the date of close. The financial and capital impacts of this transaction were not significant.
Wind down of operations in India and Malaysia
The Bank has made the decision to wind down its operations in India and Malaysia as part of the realignment of Global Banking and Markets business in the Asia Pacific region. The Bank has recorded a total loss of
$102
million after tax in non-interest income-other representing the reclassification of cumulative foreign currency translation losses net of hedges, from accumulated other comprehensive income to the Consolidated Statement of Income. The capital impact of this transaction was not significant.
Closed divestitures impacting the prior fiscal year
2021
Operations in Belize
On March 31, 2021, the Bank completed the sale of its 100% interest in Scotiabank (Belize) Ltd. to Caribbean Investment Holdings Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities related to this operation were derecognized on the closing date. The net impact to the Bank of this transaction was not significant.
Operations in Antigua and Barbuda
On September 1, 2021, the Bank announced that it has completed the sale of its banking operations in Antigua and Barbuda to Eastern Caribbean Amalgamated Bank Limited, upon receiving regulatory approvals and satisfying closing conditions.
All assets and liabilities related to this operation were derecognized on the closing date. The net impact to the Bank of this transaction is not significant.
Divestiture previously announced that will no longer impact the Bank’s financial results
Operations in Guyana
On June 9, 2022, the Bank announced that the agreement for the sale of its banking operations in Guyana to First Citizens Bank Limited, initially signed on March 3, 2021, has expired and has therefore been terminated in accordance with its terms.